Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of reconciliation of the U.S. federal statutory income tax rate
A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year ended December 31,
	2018	2019
Federal statutory income tax rate	(21.0)%	(21.0)%
State income taxes, net of federal benefit	(5.6)	(5.9)
Federal and state research and development tax credits	(6.5)	(5.1)
Stock-based compensation expense	1.6	1.0
Other	—	0.2
Change in deferred tax asset valuation allowance	31.5	30.8

Effective income tax rate	0.0%	0.0%

Summary of Net deferred tax assets
Net deferred tax assets as of December 31, 2018 and 2019 consisted of the following:

	December 31,
(in thousands)	2018	2019
Deferred tax assets:
Net operating loss carryforwards	$10,183	$25,023
Research and development tax credit carryforwards	2,878	5,998
Deferred rent	—	4,740
Other	1,701	1,469

Total deferred tax assets	14,762	37,230
Deferred tax liabilities:
Property and equipment	(516)	(4,117)

Total deferred tax liabilities	(516)	(4,117)

Valuation allowance	(14,246)	(33,113)

Net deferred tax assets	$—	$—

Summary of changes in the valuation allowance for deferred tax assets
The changes in the valuation allowance for deferred tax assets during the year ended December 31, 2018 and 2019 related primarily to the increases in net operating loss carryforwards and research and development tax credit carryforwards. The changes in the valuation allowance for 2018 and 2019 were as follows:

	Year ended December 31,
(in thousands)	2018	2019
Valuation allowance as of beginning of year	$2,976	$14,246
Increases recorded to income tax provision	11,270	18,867

Valuation allowance as of end of year	$14,246	$33,113